Capital Stock (Details Narrative) - shares	Aug. 31, 2018	Nov. 30, 2017
Common Stock, Shares, Issued (in Shares)	4,353,678	3,470,451
Common Stock, Shares, Outstanding (in Shares)	4,353,678	3,470,451
Odidi Holdco [Member]
Common Stock, Shares, Issued (in Shares)	578,131	578,131
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	13.00%	17.00%